DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Line Items]
Profit or loss attributable to ordinary equity holder of parent	$ 1,030,812	$ 25,843	$ 61,784
Weighted average of number of shares	119,414,435	114,269,961	113,159,655
Basic and diluted earnings per share (in U.S.$ per share)	$ 8.6322	$ 0.2262	$ 0.5460